Statement of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of cash flows [abstract]
(Loss) profit before income tax and social contribution	R$ (4,603,068)	R$ 3,604,736	R$ 5,264,577
Adjustments for reconciliation of profit
Depreciation, amortization and depletion	3,632,265	2,990,577	2,928,855
Results from equity investments	(10,218)	888	(39,956)
Interest foreign exchange gain/losses	4,145,110	6,013,944	3,697,714
Gain from divestment in subsidiary			(276,816)
Reversal of provisions	320,439	23,725	(223,340)
Provisions - Leniency agreement			375,476
Provision - geological event in Alagoas	3,383,067
PIS and COFINS credits - exclusion of ICMS from the calculation basis	(1,904,206)	(519,830)
Loss (reversals) for impairment of financial assets	7,069	(87,008)	13,455
Provision for losses and write-offs of long-lived assets	225,204	72,470	213,184
Adjustments for reconciliation of profit	5,195,662	12,099,502	11,953,149
Changes in operating working capital
Judicial deposits - other financial assets	(3,680,460)
Financial investments	797,445	98,349	(953,228)
Trade accounts receivable	895,046	223,418	(1,611,847)
Inventories	867,817	(1,537,290)	(1,351,028)
Taxes recoverable	1,195,427	1,022,242	469,293
Prepaid expenses	202,732	(105,163)	(30,521)
Other receivables	(273,665)	(248,988)	25,802
Trade payables	282,445	1,343,375	(1,642,649)
Taxes payable	(569,793)	(977,248)	(215,514)
Advances from customers	197,965	(199,958)	(13,512)
Leniency agreement	(341,605)	(330,006)	(1,343,803)
Sundry provisions	(215,548)	(116,458)	194,596
Other payables	362,203	833,227	55,541
Cash generated (used) from operations	4,915,671	12,105,002	5,536,279
Interest paid	(2,238,445)	(1,916,801)	(2,154,053)
Income tax and social contribution paid	(411,951)	(937,831)	(920,606)
Net cash generated by operating activities	2,265,275	9,250,370	2,461,620
Proceeds from the sale of fixed and intangible assets	12,590	95,133	39,660
Proceeds from the sale of investments		81,000	450,000
Funds received in the investments' capital reduction		2,254
Dividends received	3,513	41,791
Additions to investments in subsidiaries			(608,181)
Acquisitions to property, plant and equipment and intangible assets	(2,682,522)	(2,706,328)	(2,273,197)
Premium in the dollar put option		(2,167)	(14,683)
Net cash used in investing activities	(2,666,419)	(2,488,317)	(2,406,401)
Short-term and Long-term debt
Acquired	20,586,103	4,301,626	8,492,341
Payments	(17,425,409)	(6,592,197)	(8,779,091)
Derivative transactions
Payments			(810,279)
Braskem Idesa borrowings
Acquired	3,497,622		187,959
Payments	(4,398,453)	(812,929)	(1,080,502)
Lease	(454,190)
Dividends paid	(668,904)	(1,499,900)	(998,893)
Other financial liabilities	499,999
Net cash generated (used) in financing activities	1,636,768	(4,603,400)	(2,988,465)
Exchange variation on cash of foreign subsidiaries	20,619	(386,109)	6,475
Increase (decrease) in cash and cash equivalents	1,256,243	1,772,544	(2,926,771)
Cash and cash equivalents at the beginning of the year	5,547,637	3,775,093	6,701,864
Cash and cash equivalents at the end of the year	6,803,880	5,547,637	3,775,093
Increase (decrease) in cash and cash equivalents	R$ 1,256,243	R$ 1,772,544	R$ (2,926,771)